Share-Based Compensation - Summary of Movement in Share Options (Detail) - Sharesave Schemes [member] pure in Thousands	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding beginning balance	28,916	24,762	19,122
Number of options granted	3,916	17,296	14,074
Number of options exercised	(1,918)	(338)	(1,839)
Number of options forfeited/expired	(3,713)	(12,804)	(6,595)
Number of options outstanding ending balance	27,201	28,916	24,762
Number of options exercisable	5,200	2,334	2,807
Weighted average exercise price outstanding beginning balance	£ 3.08	£ 3.53	£ 4.19
Weighted average exercise price granted	4.02	4.91	3.13
Weighted average exercise price exercised	3.77	3.67	3.75
Weighted average exercise price forfeited/expired	3.40	3.51	4.50
Weighted average exercise price outstanding ending balance	3.12	3.08	3.53
Weighted average exercise price exercisable ending balance	£ 3.17	£ 4.30	£ 3.76